Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Royalty Pharma plc
Entity Central Index Key	0001802768
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false